Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows:

	Cross-border business	Domestic business	Total
	RMB	RMB	RMB
Balance as of March 31, 2019
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	—	(96,236)

	—	1,568,653	1,568,653

Transaction during the years
Impairment recognized during the year ended March 31, 2020 (Note (a))	—	(1,382,149)	(1,382,149)
Balance as of March 31, 2020 and 2021
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	(1,382,149)	(1,478,385)

	—	186,504	186,504

(a) Goodwill impairment